Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds II
Prospectus Date	rr_ProspectusDate	Jan. 28, 2013
Supplement [Text Block]	bf2_SupplementTextBlock

BLACKROCK FUNDS II
BlackRock Long Duration Bond Portfolio
(the "Fund")

Supplement dated May 29, 2013 to the
Prospectus, dated January 28, 2013

The Board of Trustees (the "Board") of BlackRock Funds II has approved certain changes to the Fund. In particular, the Board approved a change in the name of the Fund to "BlackRock Investment Grade Bond Portfolio" and certain changes to the Fund's principal investment strategies. In addition, Fund management has determined to change the benchmark index against which the Fund measures its performance. The changes will be effective on or about July 29, 2013.

As a result of these changes, the Fund will no longer concentrate its investments in long duration bonds, but instead will invest in a broader selection of investment grade bonds.

Currently, under normal circumstances, the Fund invests at least 80% of its assets in bonds and maintains an average portfolio duration that is within ±20% of the duration of the Barclays Long Government/Credit Index (its current benchmark). As of December 31, 2012, the duration of the Barclays Long Government/Credit Index was 14.68 years, as calculated by BlackRock. The management team currently selects bonds from several sectors including: U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, collateralized mortgage obligations ("CMOs"), pass-throughs, asset-backed securities, corporate bonds and taxable and tax-exempt municipal bonds. Under its new investment strategies, the Fund will seek to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investment grade bonds and investments that are the economic equivalent of investment grade bonds. For purposes of the Fund's new 80% policy, these include, but are not limited to, corporate bonds, commercial and residential mortgage-backed securities, asset-backed securities, CMOs, municipal securities, preferred securities, pass-throughs, U.S. Treasuries and agency securities, securities issued or guaranteed by foreign governments, their agencies or instrumentalities, and derivative instruments with similar economic characteristics. As part of its new investment strategies, the Fund may invest without limitation in investment grade U.S. dollar-denominated instruments of issuers in U.S. and/or non-U.S. markets, including emerging markets. In addition, rather than maintaining an average portfolio duration that is within ±20% of the duration of its benchmark, the Fund will seek to maintain an average portfolio duration that is between 0 and 10 years. The Fund's benchmark will also change from the Barclays Long Government/Credit Index to the Barclays U.S. Credit Index.

The current investment strategies of the Fund permit the Fund to invest up to 20% of its assets in any combination of non-investment grade bonds (commonly known as "high yield" or "junk" bonds), non-U.S. dollar denominated bonds and bonds of emerging market issuers. Under its new investments strategies, the Fund may invest without limitation in investment grade U.S. dollar-denominated instruments of issuers located in emerging markets. The Fund's investments in any combination of non-investment grade bonds and non-U.S. dollar-denominated bonds will continue to be limited to 20% of the Fund's assets.

Investors should review carefully the specific changes to the Prospectus of the Fund, reflecting the changes noted above, which are detailed below.

Effective on or about July 29, 2013, the following changes are made to the Prospectus of the Fund.

Change in the Fund's Name

The BlackRock Long Duration Bond Portfolio is renamed BlackRock Investment Grade Bond Portfolio.

Change in the Fund's Strategies and Risks

The section of the Prospectus entitled "Fund Overview — Key Facts about BlackRock Long Duration Bond Portfolio — Principal Investment Strategies of the Fund" is deleted in its entirety and replaced with the following:

Principal Investment Strategies of the Fund

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in investment grade bonds and investments that are the economic equivalent of investment grade bonds. For purposes of the Fund's 80% policy, these include, but are not limited to, corporate bonds, commercial and residential mortgage-backed securities, asset-backed securities, collateralized mortgage obligations ("CMOs"), municipal securities, preferred securities, pass-throughs, U.S. Treasuries and agency securities, securities issued or guaranteed by foreign governments, their agencies or instrumentalities, and derivative instruments with similar economic characteristics.

The Fund invests primarily in instruments that are rated in the four highest rating categories by at least one of the recognized rating agencies (including Baa or better by Moody's Investor Service, Inc. ("Moody's") or BBB or better by Standard & Poor's ("S&P") or Fitch Ratings ("Fitch")). Instruments rated in any of the four highest rating categories are known as "investment grade" instruments.

The Fund maintains an average portfolio duration that is between 0 and 10 years.

The Fund may invest without limitation in investment grade U.S. dollar-denominated instruments of issuers in U.S. and/or non-U.S. markets, including emerging markets. The Fund may invest up to 20% of its net assets (plus any borrowings for investment purposes) in any combination of non-investment grade instruments (commonly known as "high yield" or "junk" bonds) and non-U.S. dollar-denominated instruments. The Fund's investment in non-U.S. dollar-denominated instruments may be on a currency hedged or unhedged basis. Non-investment grade instruments are instruments that, at the time of acquisition, are rated in the lower rating categories of the major rating agencies (BB or lower by Standard & Poor's ("S&P") or Ba or lower by Moody's Investors Service, Inc. ("Moody's")) or are determined by the management team to be of similar quality. The Fund may invest in securities rated C and above or determined by the management team to be of comparable quality. Split rated instruments will be considered to have the higher credit rating. Split rated instruments are instruments that receive different ratings from two or more rating agencies.

The Fund may buy or sell options or futures on a security or an index of securities, or enter into credit default swaps and interest rate or foreign currency transactions, including swaps (collectively, commonly known as derivatives). The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as repurchase agreements, reverse repurchase agreements or dollar rolls).

The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

The section of the Prospectus entitled "Fund Overview — Key Facts about BlackRock Long Duration Bond Portfolio — Principal Risks of Investing in the Fund" is amended to add the following principal risk:

•	Preferred Securities Risk — Preferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company's preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company's financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

The section of the Prospectus entitled "Fund Overview — Key Facts about BlackRock Long Duration Bond Portfolio — Performance Information" is supplemented as follows:

Annual Total Returns

The Fund's Annual Total Returns prior to July 29, 2013 as reflected in the bar chart and the table are the returns of the Fund that followed different investment strategies under the name "BlackRock Long Duration Bond Portfolio."

Change in the Fund's Benchmark

The Fund's benchmark against which it measures its performance, the Barclays Long Government/Credit Index, is replaced with the Barclays U.S. Credit Index, a broad measure of market performance. Fund management believes the Barclays U.S. Credit Index is more relevant to the Fund's new investment strategies. The Barclays U.S. Credit Index is a rules-based index that measures the performance of investment grade corporate debt (industrial, utility, and finance, including both U.S. and non-U.S. corporations) and non-corporate debt (sovereign, supranational, non-U.S. agencies, and non-U.S. local governments) that is U.S. dollar-denominated and has a remaining maturity of greater than or equal to one year. Fund management may change the benchmark against which the Fund measures its performance without shareholder approval.

For the one-year, five-year and since inception (October 19, 2007) periods ended December 31, 2012, the average annual total returns for the Barclays U.S. Credit Index were 9.37%, 7.65% and 7.47%, respectively.

BLACKROCK LONG DURATION BOND PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bf2_SupplementTextBlock

BLACKROCK FUNDS II
BlackRock Long Duration Bond Portfolio
(the "Fund")

Supplement dated May 29, 2013 to the
Prospectus, dated January 28, 2013

The Board of Trustees (the "Board") of BlackRock Funds II has approved certain changes to the Fund. In particular, the Board approved a change in the name of the Fund to "BlackRock Investment Grade Bond Portfolio" and certain changes to the Fund's principal investment strategies. In addition, Fund management has determined to change the benchmark index against which the Fund measures its performance. The changes will be effective on or about July 29, 2013.

As a result of these changes, the Fund will no longer concentrate its investments in long duration bonds, but instead will invest in a broader selection of investment grade bonds.

Currently, under normal circumstances, the Fund invests at least 80% of its assets in bonds and maintains an average portfolio duration that is within ±20% of the duration of the Barclays Long Government/Credit Index (its current benchmark). As of December 31, 2012, the duration of the Barclays Long Government/Credit Index was 14.68 years, as calculated by BlackRock. The management team currently selects bonds from several sectors including: U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, collateralized mortgage obligations ("CMOs"), pass-throughs, asset-backed securities, corporate bonds and taxable and tax-exempt municipal bonds. Under its new investment strategies, the Fund will seek to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investment grade bonds and investments that are the economic equivalent of investment grade bonds. For purposes of the Fund's new 80% policy, these include, but are not limited to, corporate bonds, commercial and residential mortgage-backed securities, asset-backed securities, CMOs, municipal securities, preferred securities, pass-throughs, U.S. Treasuries and agency securities, securities issued or guaranteed by foreign governments, their agencies or instrumentalities, and derivative instruments with similar economic characteristics. As part of its new investment strategies, the Fund may invest without limitation in investment grade U.S. dollar-denominated instruments of issuers in U.S. and/or non-U.S. markets, including emerging markets. In addition, rather than maintaining an average portfolio duration that is within ±20% of the duration of its benchmark, the Fund will seek to maintain an average portfolio duration that is between 0 and 10 years. The Fund's benchmark will also change from the Barclays Long Government/Credit Index to the Barclays U.S. Credit Index.

The current investment strategies of the Fund permit the Fund to invest up to 20% of its assets in any combination of non-investment grade bonds (commonly known as "high yield" or "junk" bonds), non-U.S. dollar denominated bonds and bonds of emerging market issuers. Under its new investments strategies, the Fund may invest without limitation in investment grade U.S. dollar-denominated instruments of issuers located in emerging markets. The Fund's investments in any combination of non-investment grade bonds and non-U.S. dollar-denominated bonds will continue to be limited to 20% of the Fund's assets.

Investors should review carefully the specific changes to the Prospectus of the Fund, reflecting the changes noted above, which are detailed below.

Effective on or about July 29, 2013, the following changes are made to the Prospectus of the Fund.

Change in the Fund's Name

The BlackRock Long Duration Bond Portfolio is renamed BlackRock Investment Grade Bond Portfolio.

Change in the Fund's Strategies and Risks

The section of the Prospectus entitled "Fund Overview — Key Facts about BlackRock Long Duration Bond Portfolio — Principal Investment Strategies of the Fund" is deleted in its entirety and replaced with the following:

Principal Investment Strategies of the Fund

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in investment grade bonds and investments that are the economic equivalent of investment grade bonds. For purposes of the Fund's 80% policy, these include, but are not limited to, corporate bonds, commercial and residential mortgage-backed securities, asset-backed securities, collateralized mortgage obligations ("CMOs"), municipal securities, preferred securities, pass-throughs, U.S. Treasuries and agency securities, securities issued or guaranteed by foreign governments, their agencies or instrumentalities, and derivative instruments with similar economic characteristics.

The Fund invests primarily in instruments that are rated in the four highest rating categories by at least one of the recognized rating agencies (including Baa or better by Moody's Investor Service, Inc. ("Moody's") or BBB or better by Standard & Poor's ("S&P") or Fitch Ratings ("Fitch")). Instruments rated in any of the four highest rating categories are known as "investment grade" instruments.

The Fund maintains an average portfolio duration that is between 0 and 10 years.

The Fund may invest without limitation in investment grade U.S. dollar-denominated instruments of issuers in U.S. and/or non-U.S. markets, including emerging markets. The Fund may invest up to 20% of its net assets (plus any borrowings for investment purposes) in any combination of non-investment grade instruments (commonly known as "high yield" or "junk" bonds) and non-U.S. dollar-denominated instruments. The Fund's investment in non-U.S. dollar-denominated instruments may be on a currency hedged or unhedged basis. Non-investment grade instruments are instruments that, at the time of acquisition, are rated in the lower rating categories of the major rating agencies (BB or lower by Standard & Poor's ("S&P") or Ba or lower by Moody's Investors Service, Inc. ("Moody's")) or are determined by the management team to be of similar quality. The Fund may invest in securities rated C and above or determined by the management team to be of comparable quality. Split rated instruments will be considered to have the higher credit rating. Split rated instruments are instruments that receive different ratings from two or more rating agencies.

The Fund may buy or sell options or futures on a security or an index of securities, or enter into credit default swaps and interest rate or foreign currency transactions, including swaps (collectively, commonly known as derivatives). The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as repurchase agreements, reverse repurchase agreements or dollar rolls).

The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

The section of the Prospectus entitled "Fund Overview — Key Facts about BlackRock Long Duration Bond Portfolio — Principal Risks of Investing in the Fund" is amended to add the following principal risk:

•	Preferred Securities Risk — Preferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company's preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company's financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

The section of the Prospectus entitled "Fund Overview — Key Facts about BlackRock Long Duration Bond Portfolio — Performance Information" is supplemented as follows:

Annual Total Returns

The Fund's Annual Total Returns prior to July 29, 2013 as reflected in the bar chart and the table are the returns of the Fund that followed different investment strategies under the name "BlackRock Long Duration Bond Portfolio."

Change in the Fund's Benchmark

The Fund's benchmark against which it measures its performance, the Barclays Long Government/Credit Index, is replaced with the Barclays U.S. Credit Index, a broad measure of market performance. Fund management believes the Barclays U.S. Credit Index is more relevant to the Fund's new investment strategies. The Barclays U.S. Credit Index is a rules-based index that measures the performance of investment grade corporate debt (industrial, utility, and finance, including both U.S. and non-U.S. corporations) and non-corporate debt (sovereign, supranational, non-U.S. agencies, and non-U.S. local governments) that is U.S. dollar-denominated and has a remaining maturity of greater than or equal to one year. Fund management may change the benchmark against which the Fund measures its performance without shareholder approval.

For the one-year, five-year and since inception (October 19, 2007) periods ended December 31, 2012, the average annual total returns for the Barclays U.S. Credit Index were 9.37%, 7.65% and 7.47%, respectively.